Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments under non-cancelable operating leases
Future minimum rental payments under our non-cancelable operating leases at December 31, 2013 are as follows:

Leases
(In millions)
2014	$110
2015	101
2016	76
2017	59
2018	40
Thereafter	53
Total minimum lease payments	$439